SHARE-BASED COMPENSATION (Tables)	6 Months Ended
Jun. 30, 2025
SHARE-BASED COMPENSATION
Summary of options activities

The following is a summary of options activities during the six months ended June 30, 2025:

			Weighted
		Weighted	average	Aggregate
		average	remaining	intrinsic
	Number of	exercise	contractual	value
	options	price	term (years)	$
Outstanding as of December 31, 2024	12,082,166	$1.45	9.1	$—
Granted	353,878	$0.54
Exercised	—	$—
Forfeited	(1,584,194)	$1.31
Expired	(871,255)	$5.91
Outstanding as of June 30, 2025	9,980,595	$1.05	9.0	$4,630,883
Options vested and exercisable as of June 30, 2025	2,468,568	$2.36	8.4	$903,358

Schedule of non-vested RSU activities

The following is a summary of RSU activities during the six months ended June 30, 2025:

		Weighted average
	Number of	grant date
	RSUs	fair value
Unvested as of December 31, 2024 (1)	5,377,416	$0.75
Granted	269,100	$0.53
Vested	(655,676)	$1.55
Forfeited	(523,183)	$1.36
Unvested as of June 30, 2025 (1)	4,467,657	$0.54

(1)
Included in the unvested awards as of June 30, 2025 and December 31, 2024 were 2,863,500 units that will be eligible to vest upon the satisfaction of specified market-based conditions tied to the price of the Company’s publicly traded shares at three distinct price threshold levels (the “Market-based Units”). As of June 30, 2025, 2,863,500 Market-based Units remained outstanding.

Schedule of valuation assumptions used

The Group used the following significant assumptions as inputs in the OPM to determine the fair value of the put-right liability:

Put right liability - Series B	As of June 30, 2024
Equity market adjustment	0%
Expected time to change in control (Years)	3.0
Estimated volatility	44%
Risk-free rate (Based on the zero-coupon U.S. Treasury bond)	4.49%

Schedule of share-based compensation expenses

The total share-based compensation expense related to employees and non-employee directors are reported in the following financial statement line items on the consolidated statements of comprehensive loss:

	Six Months Ended June 30,
	2025	2024
Research and development expenses	$(65)	$300
Administrative expenses	637	(3,391)
Equity in loss of affiliate	—	(674)
Total	$572	$(3,765)

Black-Scholes Option Pricing Model
SHARE-BASED COMPENSATION
Schedule of valuation assumptions used

The assumptions used in the BSOPM and BOPM, respectively, were as follows:

Six Months Ended
June 30, 2025
Weighted average expected term (years)	6.0
Weighted average expected volatility	86.8%
Risk-free interest rate	4.1%
Dividend yield	—

Six Months Ended
June 30, 2024
Weighted average expected term (years)	6.0
Weighted average expected volatility	87.4%
Risk-free interest rate	4.6%
Dividend yield	—